Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 697,359	$ 1,018,691